BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Brown Capital Management Mid Company Fund – Investor Shares (BCMSX)
(the “Mid Company Fund”)

Supplement dated August 17, 2018 (“Supplement”)
to the Summary Prospectus and Prospectus dated July 30, 2018 for Mid Company Fund Investor Shares

Important Notice Regarding Change in Investment Policy

The Mid Company Fund’s Board of Trustees recently approved a change to the Fund’s 80% investment policy. The Mid Company Fund is required to provide shareholders with 60 days’ written notice of this change. As a result of the notice requirement, the changes noted below will not take effect for approximately 60 days from the date of this supplement. For more information regarding this supplement please call 1-877-892-4BCM.

The Fund’s 80% investment policy will be revised as indicated by the italicized text. Each section of the prospectus impacted by this change is set forth below.

See page 2 of the current prospectus and summary prospectus

The Mid Company Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of equity securities of companies with total operating revenues of $500 million to $5 billion at the time of initial investment (“mid-sized companies”).

See page 2 of the current prospectus and page 3 of the summary prospectus

The Advisor’s Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor distinguishes Mid Company from mid capitalization by its use of revenue not market capitalization to identify and invest in exceptional mid companies that have the wherewithal to become exceptional larger companies. The Advisor sources ideas from many places. Companies eligible for investment typically retain between $500 million and $5 billion in revenue at the time of initial investment. The Advisor’s investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with teammates before any in-depth research is performed to ensure the commitment of time dedicated to understanding the company makes sense to all team members.

See page 22 of the current prospectus

Principal Investment Strategy

The Brown Capital Management Mid Company Fund

Under normal market conditions, the Mid Company Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of those companies with total operating revenues of $500 million to $5 billion at the time of initial investment (“mid-sized companies”) (the “80% Test”). This investment policy may be changed without shareholder approval upon at least 60 days’ prior written notice to the shareholders.

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Brown Capital Management Mid Company Fund – Institutional Shares (BCMIX)
(the “Mid Company Fund”)

Supplement dated August 17, 2018 (“Supplement”)
to the Summary Prospectus and Prospectus dated July 30, 2018 for Mid Company Fund Institutional Shares

Important Notice Regarding Change in Investment Policy

The Mid Company Fund’s Board of Trustees recently approved a change to the Fund’s 80% investment policy. The Mid Company Fund is required to provide shareholders with 60 days’ written notice of this change. As a result of the notice requirement, the changes noted below will not take effect for approximately 60 days from the date of this supplement. For more information regarding this supplement please call 1-877-892-4BCM.

The Fund’s 80% investment policy will be revised as indicated by the italicized text. Each section of the prospectus impacted by this change is set forth below.

See page 2 of the current prospectus and summary prospectus

The Mid Company Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of equity securities of companies with total operating revenues of $500 million to $5 billion at the time of initial investment (“mid-sized companies”).

See page 2 of the current prospectus and page 3 of the summary prospectus

The Advisor’s Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor distinguishes Mid Company from mid capitalization by its use of revenue not market capitalization to identify and invest in exceptional mid companies that have the wherewithal to become exceptional larger companies. The Advisor sources ideas from many places. Companies eligible for investment typically retain between $500 million and $5 billion in revenue at the time of initial investment. The Advisor’s investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with teammates before any in-depth research is performed to ensure the commitment of time dedicated to understanding the company makes sense to all team members.

See page 19 of the current prospectus

Principal Investment Strategy

The Brown Capital Management Mid Company Fund

Under normal market conditions, the Mid Company Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of those companies with total operating revenues of $500 million to $5 billion at the time of initial investment (“mid-sized companies”) (the “80% Test”). This investment policy may be changed without shareholder approval upon at least 60 days’ prior written notice to the shareholders.